Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Numerator computations
Group profit for the financial year		$ 1,165	$ 1,738	[1]	$ 2,889	[1]
Profit attributable to non-controlling interests		(43)	(21)		(5)
Profit attributable to equity holders of the Company		1,122	1,717		2,884
Preference dividends
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share		1,122	1,717		2,884
Profit after tax for the financial year from discontinued operations - attributable to equity holders of the Company			90		1,387
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations		$ 1,122	$ 1,627		$ 1,497
Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	[2]	785.1	801.3		832.4
Effect of dilutive potential Ordinary Shares (employee share options) (millions) (i) (ii)	[2],[3]	6.0	6.4		4.2
Denominator for diluted earnings per Ordinary Share		791.1	807.7		836.6
Basic earnings per Ordinary Share		$ 142.9	$ 214.3	[1]	$ 346.5	[1]
Diluted earnings per Ordinary Share		141.8	212.6	[1]	344.7	[1]
Basic earnings per Ordinary Share from continuing operations		142.9	203.0	[1]	179.8	[1]
Diluted earnings per Ordinary Share from continuing operations		$ 141.8	$ 201.4	[1]	$ 178.9	[1]

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 31.
[3]	Contingently issuable Ordinary Shares (totalling 4,053,377 at 31 December 2020, 3,618,278 at 31 December 2019 and 7,274,916 at 31 December 2018) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.